UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-02675

Exact name of registrant as specified in charter: Putnam Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund
The fund's portfolio
6/30/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
CIFG -- CIFG Assurance North America, Inc.
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (97.8%)(a)

	Rating(RAT)	Principal amount	Value

Alabama (0.7%)
AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. A-1, GNMA Coll., FNMA Coll., 6.05s, 4/1/17	Aaa	$1,430,000	$1,454,925
Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	3,000,000	3,126,750
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	3,000,000	3,130,710
U. of AL Rev. Bonds (Hosp. Birmingham), Ser. A, AMBAC,
5s, 9/1/14	Aaa	500,000	522,695
			8,235,080

Alaska (0.2%)
AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A, 4.4s,
12/1/31	Aaa	2,205,000	2,211,483

Arizona (2.1%)
AZ Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. A,
5s, 1/1/14	AA-	3,000,000	3,119,520
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	3,250,000	3,559,368
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	5,915,000	6,223,349
Mesa, Util. Syst. Rev. Bonds, FGIC
7 1/4s, 7/1/12 (Prerefunded)	Aaa	6,365,000	7,295,245
7 1/4s, 7/1/12	Aaa	3,635,000	4,169,818
Queen Creek, Special Assmt. Bonds (Dist. No. 001), 5s,
1/1/26	Baa2	725,000	725,696
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), 5.8s, 12/1/31 (Prerefunded)	A3	1,500,000	1,614,300
			26,707,296

Arkansas (0.5%)
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington
Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa2	3,900,000	4,222,530
Fayetteville, Sales & Use Tax Cap. Impt. Rev. Bonds,
Ser. A, FSA, 4s, 11/1/21	Aaa	250,000	240,320
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.05s,
7/1/26	Aaa	1,500,000	1,489,995
			5,952,845

California (4.6%)
Anaheim, Pub. Fin. Auth. Swr. Rev. Bonds, MBIA,
4 3/4s, 2/1/33	Aaa	5,800,000	5,826,390
Azusa, Cmnty. Fac. Dist. Special Tax Bonds
(No. 05-1), Class 1, 5s, 9/1/27	BB-/P	445,000	438,855
5s, 9/1/21	BB-/P	1,000,000	990,930
CA Edl. Fac. Auth. Rev. Bonds (Scripps College), 5s,
8/1/31	A1	500,000	508,820
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(Science Ctr. Phase II), Ser. B, FGIC, 5s, 5/1/23	AAA	640,000	666,835
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA),
5 1/4s, 2/1/37	Baa2	250,000	252,238
CA State G.O. Bonds
MBIA, 5 3/4s, 12/1/11	Aaa	225,000	238,957
MBIA, 5 1/4s, 10/1/13	AAA	1,125,000	1,204,459
5 1/8s, 4/1/23	A1	3,000,000	3,116,580
5s, 11/1/30 (Prerefunded)	A1	60,000	62,720
5s, 11/1/30	A1	5,000	5,097
5s, 2/1/29 (Prerefunded)	A1	265,000	276,978
5s, 2/1/29 (Prerefunded)	A1	50,000	52,923
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A

6s, 5/1/15 (Prerefunded)	Aaa	14,500,000	15,952,900
AMBAC, 5 1/2s, 5/1/13	Aaa	1,500,000	1,616,250
5 1/2s, 5/1/11	A1	500,000	526,310
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/16	AA+	6,000,000	6,228,120
CA Statewide Cmnty., Dev. Auth. Rev. Bonds (Huntington
Memorial Hosp.), 5s, 7/1/21	A+	1,750,000	1,799,875
CA Statewide Cmntys., Dev. Auth. Apt. Mandatory Put
Bonds (Irvine Apt. Cmntys.), Ser. A-3, 5.1s, 5/17/10	A-/F	875,000	893,471
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	200,000	202,582
Garvey, School Dist. G.O. Bonds (Election of 2004),
FSA, zero %, 8/1/26	Aaa	545,000	218,104
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. B, FHLMC Coll., 5 5/8s, 6/1/38 (Prerefunded)	Aaa	1,500,000	1,627,020
(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., FNMA
Coll., 5s, 6/1/38 (Prerefunded)	Aaa	530,000	557,613
Ser. 03 A-1, 5s, 6/1/21 (Prerefunded)	AAA	315,000	318,604
Ser. A-1, 4 1/2s, 6/1/27	BBB	5,535,000	5,337,179
Ontario, COP (Wtr. Syst. Impt.), MBIA, 5s, 7/1/29	Aaa	500,000	513,100
Rancho Mirage, JT Powers Fin. Auth. Rev. Bonds
(Eisenhower Med. Ctr.), 5 7/8s, 7/1/26	A3	1,700,000	1,834,606
Rancho Santiago, Cmnty. Coll. Dist. G.O. Bonds, FSA,
5s, 9/1/14	Aaa	1,000,000	1,061,000
San Bernardino, City U. School Dist. G.O. Bonds, Ser.
A, FSA, 5s, 8/1/28	Aaa	5,005,000	5,172,117
			57,500,633

Colorado (0.6%)
CO Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran),
5 1/4s, 6/1/22	A3	1,000,000	1,034,450
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30	A3	1,890,000	2,024,927
6 3/8s, 12/15/30 (Prerefunded)	A3	1,860,000	2,019,514
Denver, City & Cnty. Arpt. Rev. Bonds, Ser. E, MBIA,
5 1/4s, 11/15/23	Aaa	2,250,000	2,281,478
			7,360,369

Connecticut (1.0%)
CT State Dev. Auth. Rev. Bonds (Mystic Marine Life
Aquarium), Ser. A, 4 5/8s, 5/1/37	Aa3	2,500,000	2,315,250
CT State Dev. Auth. Poll. Control Rev. Bonds (Western
MA), Ser. A, 5.85s, 9/1/28	Baa2	3,000,000	3,109,980
Mashantucket, Western Pequot Tribe 144A Rev. Bonds,
Ser. A, 6.4s, 9/1/11 (Prerefunded)	Aaa	7,435,000	7,515,595
			12,940,825

Delaware (--%)
GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-2,
4.9s, 10/31/39	A3	500,000	507,960

District of Columbia (0.6%)
DC G.O. Bonds, Ser. A, FSA, 5s, 6/1/26	Aaa	5,005,000	5,166,361
DC Tobacco Settlement Fin. Corp. Rev. Bonds, 6 1/4s,
5/15/24	Baa2	225,000	238,232
DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC, 5s,
10/1/33	Aaa	1,005,000	1,028,708
District of Columbia G.O. Bonds, Ser. A, MBIA
5s, 6/1/15	Aaa	340,000	346,416
5s, 6/1/15 (Prerefunded)	Aaa	170,000	173,497
			6,953,214

Florida (11.7%)
Aberdeen Cmnty., Dev. Dist. Special Assmt. Bonds,
5 1/2s, 5/1/36	BB-/P	550,000	553,306
Alachua Cnty., Hlth. Fac. Auth. VRDN (Shands Teaching
Hosp.), Ser. A, 3.89s, 12/1/12	VMIG1	1,000,000	1,000,000
CFM Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5 7/8s,
5/1/14	BB-/P	750,000	762,765
Clearwater Cay, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. A, 5 1/2s, 5/1/37	BB-/P	2,100,000	2,089,143
Connerton West, Cmnty. Dev. Dist. Rev. Bonds, Ser. B,
5 1/8s, 5/1/16	BB-/P	650,000	641,479
Deltona, Util. Syst. Rev. Bonds, MBIA, 5 1/4s, 10/1/16	Aaa	2,050,000	2,178,494
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	1,500,000	1,516,590
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B, 5s,
11/1/07	BB/P	15,000	14,997
FL Hsg. Fin. Corp. Rev. Bonds
(Home Owner Mtge.), Ser. 7, FSA, 6s, 1/1/21	Aaa	725,000	730,822
Ser. G, 5 3/4s, 1/1/37	Aa1	750,000	792,578
(Noah's Landing Apts.), Ser. H-1, FSA, 5 3/8s, 12/1/41	Aaa	1,710,000	1,737,685
Ser. 3, 5s, 1/1/36	Aa1	2,675,000	2,732,218
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 5s, 1/1/36	Aa1	1,825,000	1,858,708
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.3s, 7/1/15	Aa1	345,000	341,095
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.2s, 7/1/14	Aa1	340,000	333,594
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,

FHLMC Coll., 4.1s, 7/1/13	Aa1	300,000	292,314
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.1s, 1/1/13	Aa1	250,000	244,018
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4s, 7/1/12	Aa1	200,000	194,818
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 3.7s, 1/1/10	Aa1	185,000	182,023
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 3 1/2s, 1/1/09	Aa1	150,000	148,620
FL State Board of Ed. Pub. Ed. G.O. Bonds, Ser. D, 5s,
6/1/19	AAA	2,205,000	2,300,300
FL State Mid-Bay Bridge Auth. Rev. Bonds, Ser. A,
6.05s, 10/1/22	BBB+/F	2,000,000	2,057,560
Flagler Cnty., School Board COP, Ser. A, FSA, 5s,
8/1/19	Aaa	500,000	520,525
Fleming Island, Plantation Cmnty. Dev. Dist. Special
Assmt., MBIA, 4 1/2s, 5/1/27	Aaa	1,000,000	965,570
Fleming Island, Plantation Cmnty. Dev. Dist. Special
Assmt. Bonds, Ser. B, 7 3/8s, 5/1/31 (Prerefunded)	AAA	750,000	825,255
Gateway Svcs. Cmnty., Dev. Dist. Special Assmt. Bonds
(Stoneybrook), 5 1/2s, 7/1/08	BB+/P	20,000	20,046
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A
U.S. Govt. Coll., 7 1/4s, 10/1/29 (Prerefunded)	AAA/F	7,030,000	7,842,949
5 1/4s, 6/1/20	BBB+	1,000,000	1,030,060
Hernando Cnty., Rev. Bonds (Criminal Justice Complex
Fin.), FGIC, 7.65s, 7/1/16	Aaa	18,500,000	23,300,935
Highlands Cnty., Hlth. Fac. Auth. FRN (Adventist
Hlth.), Ser. A, 5s, 11/15/23	A1	200,000	201,894
Hillsborough Cnty., Cmnty. Investment Tax Rev. Bonds,
AMBAC, 5s, 5/1/24	Aaa	1,250,000	1,289,325
Islands at Doral III, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. 04-A, 5.9s, 5/1/35	BB/P	490,000	501,814
Kissimmee, Util. Auth. Rev. Bonds, FSA, 5 1/4s, 10/1/18	Aaa	2,270,000	2,408,425
Lee Cnty., Rev. Bonds, XLCA, 5s, 10/1/23	Aaa	2,575,000	2,685,133
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	1,500,000	1,530,930
(Shell Point Village), Ser. A, 5 1/2s, 11/15/29
(Prerefunded)	AAA	4,900,000	5,117,413
Leesburg, Cap. Impt. Rev. Bonds, FGIC, 5 1/4s, 10/1/27	Aaa	1,600,000	1,697,680
Martin Cnty., Util. Syst. Rev. Bonds, AMBAC, 5 1/4s,
10/1/19	Aaa	1,240,000	1,313,520
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A
6.8s, 11/15/31	Ba1	500,000	539,475
6.7s, 11/15/19	Ba1	3,700,000	4,004,991
Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev.
Bonds, Ser. B, FGIC, 5 1/4s, 7/1/26	Aaa	3,000,000	3,179,730
Miami-Dade Cnty., School Board COP, Ser. D, FGIC, 5s,
8/1/29	AAA	4,225,000	4,313,514
North Broward, Hosp. Dist. Rev. Bonds
6s, 1/15/31 (Prerefunded)	A2	2,340,000	2,506,491
6s, 1/15/31	A2	235,000	248,621
Oakstead, Cmnty. Dev. Dist. Cap. Impt. Rev. Bonds,
Ser. A, U.S. Govt. Coll., 7.2s, 5/1/32 (Prerefunded)	AAA	2,095,000	2,258,389
Okeechobee Cnty., Solid Waste Mandatory Put Bonds
(Waste Mgt./Landfill), Ser. A, 4.2s, 7/1/09	BBB	750,000	744,495
Old Palm, Cmnty. Dev. Dist. Special Assmt. Bonds (Palm
Beach Gardens), Ser. A, 5.9s, 5/1/35	BB/P	490,000	503,166
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando
Regl. Hlth. Care)
Ser. A, MBIA, 6 1/4s, 10/1/18	Aaa	3,000,000	3,487,950
U.S. Govt. Coll., 5 3/4s, 12/1/32 (Prerefunded)	A2	2,000,000	2,164,500
Orange Cnty., School Board COP, Ser. A, MBIA, 5 3/8s,
8/1/22 (Prerefunded)	Aaa	3,335,000	3,372,285
Osceola Cnty., Indl. Dev. Auth. Rev. Bonds (Cmnty.
Provider Pooled Loan Program), Ser. A, FSA, 7 3/4s,
7/1/10	Aaa	66,000	66,105
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	BB-/P	300,000	301,455
Palm Coast, Util. Syst. Rev. Bonds, MBIA
5s, 10/1/24	AAA	1,000,000	1,031,260
5s, 10/1/23	Aaa	1,000,000	1,030,710
Pasco Cnty., School Board COP, Ser. A, AMBAC, 5s,
8/1/24	Aaa	2,235,000	2,299,256
Port Everglades, Port. Auth. Rev. Bonds, U.S. Govt.
Coll., 7 1/8s, 11/1/16 (Prerefunded)	Aaa	7,230,000	8,198,097
Seminole Cnty., School Board COP, Ser. B, FSA
5s, 7/1/18	Aaa	2,425,000	2,516,374
5s, 7/1/17	Aaa	2,160,000	2,247,178
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-2,
5 3/8s, 5/1/13	BB-/P	750,000	742,748
South Broward, Hosp. Dist. Rev. Bonds (South Broward
Hosp.), 4 3/4s, 5/1/28	Aa3	2,000,000	1,958,440
South Miami, Hlth. Fac. Auth. Rev. Bonds (Baptist
Hlth.), 5 1/4s, 11/15/33 (Prerefunded)	Aaa	2,000,000	2,112,460
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	485,000	489,253
St. Lucie Cnty., School Board COP, Ser. A, FSA, 5s,
7/1/23	Aaa	4,300,000	4,427,667
Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist.
Loan Program), FSA, 7.15s, 11/1/15	Aaa	4,800,000	5,815,536

Sunrise, Util. Syst. Rev. Bonds, AMBAC, 5.2s, 10/1/22	Aaa	5,995,000	6,432,755
Sunshine State Governmental Fin. Comm. VRDN, AMBAC,
3.90s, 7/1/16	VMIG1	800,000	800,000
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38	BB-/P	325,000	329,544
Tampa, Hosp. Rev. Bonds (H. Lee Moffit Cancer &
Research Inst.), Ser. A, 5 3/4s, 7/1/29	A	2,500,000	2,563,925
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	100,000	97,817
U. Central FL Assn., Inc. COP, Ser. A, FGIC, 5 1/4s,
10/1/34	Aaa	500,000	523,860
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BBB-/P	930,000	984,740
Waterlefe, Cmnty., Dev. Dist. Rev. Bonds (Cap. Impt.),
Ser. B, 6 1/4s, 5/1/10	BB+/P	320,000	323,088
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. B, 5 1/8s, 11/1/12	BB-/P	190,000	187,821
West Palm Beach Cmnty., Redev. Agcy. Tax Alloc.
(Northwood-Pleasant Cmnty.), 5s, 3/1/29	A	375,000	379,178
			147,137,475

Georgia (3.6%)
Atlanta, Arpt. Rev. Bonds, Ser. A, FGIC, 5.6s, 1/1/30
(Prerefunded)	Aaa	1,000,000	1,049,270
Atlanta, Wtr. & Waste Wtr. VRDN, Ser. C, FSA, 3.80s,
11/1/41	VMIG1	6,300,000	6,300,000
GA Muni. Elec. Pwr. Auth. Rev. Bonds
Ser. B, FGIC, 8 1/4s, 1/1/11	Aaa	10,000,000	11,353,700
Ser. 05-Y, AMBAC, 6.4s, 1/1/13	Aaa	20,280,000	22,146,368
Ser. 05-Y, AMBAC, 6.4s, 1/1/13 (Prerefunded)	A1	220,000	237,554
Ser. Y, AMBAC, U.S. Govt. Coll., 6.4s, 1/1/13
(Prerefunded)	Aaa	1,200,000	1,303,224
Richmond Cnty., Dev. Auth. Rev. Bonds (Amt.-Intl.
Paper Co.), Ser. A, 6 1/4s, 2/1/25	BBB	1,950,000	2,032,758
			44,422,874

Idaho (--%)
Madison Cnty., Hosp. COP, 5 1/8s, 9/1/13	BBB-	250,000	256,683

Illinois (1.7%)
Cook Cnty., G.O. Bonds, Ser. B, MBIA, 5s, 11/15/29	Aaa	1,250,000	1,288,725
IL Edl. Fac. Auth. Rev. Bonds (Northwestern U.), 5s,
12/1/33	Aaa	2,250,000	2,303,100
IL Edl. Fac. Auth. VRDN (U. of Chicago), Ser. B,
4.05s, 7/1/25	Aa1	1,000,000	1,002,080
IL Fin. Auth. Rev. Bonds (Newman Foundation), Radian
Insd., 5s, 2/1/32	AA	3,000,000	3,020,310
IL State G.O. Bonds, FSA, 5 3/8s, 10/1/12	Aaa	1,650,000	1,756,970
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/22	Aaa	11,000,000	11,493,900
			20,865,085

Indiana (0.8%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/24	BBB-/F	965,000	968,619
Brownsburg, 1999 School Bldg. Corp. Rev. Bonds (First
Mtge.), Ser. B, FSA, 5s, 7/15/21	AAA	1,500,000	1,564,425
IN Hlth. Fac. Fin. Auth. VRDN (Fayette Memorial Hosp.
Assn.), Ser. A, 3.96s, 10/1/32	A-1+	1,335,000	1,335,000
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	4,150,000	4,260,017
IN U. Rev. Bonds (IN U. Fac.), AMBAC, 5 1/4s, 11/15/23	Aaa	700,000	740,187
Indianapolis, Local Pub. Impt. Board Rev. Bonds, Ser.
D, FGIC, 5s, 1/1/13	Aaa	645,000	674,883
			9,543,131

Iowa (1.2%)
IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D,
GNMA Coll., FNMA Coll., 5s, 1/1/36	Aaa	3,155,000	3,212,358
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded)	AAA	6,540,000	7,841,198
9.15s, 7/1/09 (Prerefunded)	AAA	50,000	52,607
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. C, 5 3/8s, 6/1/38	BBB	750,000	754,035
Ser. B, zero %, 6/1/34	BBB	2,500,000	2,550,500
			14,410,698

Kansas (0.3%)
Junction City, G.O. Bonds, Ser. A, 5s, 6/1/08	BBB-/P	1,925,000	1,940,496
Lawrence, Hosp. Rev. Bonds, 5 1/8s, 7/1/26	A3	1,000,000	1,027,910
Salina, Hosp. Rev. Bonds (Salina Regl. Hlth.)
5s, 10/1/19	A1	750,000	775,155
5s, 10/1/15	A1	500,000	521,915
			4,265,476

Louisiana (0.9%)
Ernest N. Morial-New Orleans, Exhibit Hall Auth.

Special Tax, Ser. A, AMBAC, 5 1/4s, 7/15/20	Aaa	2,000,000	2,096,680
Ernest N. Morial-New Orleans, Exhibit Hall Auth.
Special Tax Bonds, Ser. A, AMBAC, 5 1/4s, 7/15/21	Aaa	500,000	523,360
LA Hsg. Fin. Mtge. Agcy. Rev. Bonds (Single Fam. Home
Ownership), Ser. A-2, GNMA Coll., FNMA Coll., 5.8s,
6/1/36	Aaa	3,125,000	3,287,500
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(Cypress Apts.), Ser. A, GNMA Coll., 5 1/2s, 4/20/38	Aaa	2,000,000	2,128,340
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B,
5 1/2s, 5/15/30	BBB	2,500,000	2,618,575
			10,654,455

Maryland (0.7%)
Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc.
Fac.), Ser. A, 5s, 1/1/22	A-/F	100,000	101,205
Howard Cnty., Rev. Bonds, Ser. A, U.S. Govt. Coll.,
8s, 5/15/29 (Prerefunded)	AAA	5,000,000	5,653,100
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Medstar Hlth.), 5 3/4s, 8/15/14	A3	1,500,000	1,617,675
(Peninsula Regl. Med. Ctr.), 5s, 7/1/16	A2	1,200,000	1,251,168
			8,623,148

Massachusetts (3.5%)
MA Dev. Fin. Agcy. Rev. Bonds, Ser. A, MBIA, 5 1/2s,
1/1/11	Aaa	1,500,000	1,572,090
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A, 5s, 1/1/19	A-	690,000	716,406
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB+	2,200,000	2,372,194
(Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30
(Prerefunded)	BBB+/F	1,965,000	2,113,770
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	4,500,000	4,820,175
(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	Aaa	5,850,000	5,974,196
(Partners Hlth. Care Syst.), Ser. C, 5 3/4s, 7/1/21	Aa2	5,000,000	5,320,450
(Caritas Christian Oblig. Group), Ser. A, 5 5/8s,
7/1/20	BBB	1,645,000	1,687,227
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/16	BBB-	100,000	102,368
(New England Med. Ctr. Hosp.), Ser. H, FGIC, 5s,
5/15/11	Aaa	1,000,000	1,033,230
(Worcester City Campus Corp.), Ser. F, FGIC, 4 1/2s,
10/1/25	Aaa	600,000	585,372
MA State Port Auth. Rev. Bonds, 13s, 7/1/13
(Prerefunded)	AAA/P	4,715,000	5,991,869
MA State School Bldg. Auth. Dedicated Sales Tax Rev.
Bonds, Ser. A, AMBAC, 4 3/4s, 8/15/32	Aaa	12,000,000	12,056,880
			44,346,227

Michigan (1.4%)
Detroit, G.O. Bonds, Ser. A-1, AMBAC, 5 1/4s, 4/1/24	Aaa	500,000	520,080
Detroit, Swr. Disp. FRN, Ser. D, FSA, 4.184s, 7/1/32	Aaa	1,465,000	1,465,000
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	400,000	416,284
MI Muni. Board Auth. Rev. Bonds (State Clean Wtr.
Revolving Fund), 5s, 10/1/22	Aaa	3,450,000	3,618,878
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	3,000,000	3,125,970
(Hosp. Sparrow), 5s, 11/15/24	A1	455,000	460,110
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AAA/F	2,400,000	2,386,872
MI State Hsg. Dev. Auth. Ltd. Oblig. Rev. Bonds
(Parkway Meadows), FSA, 4s, 10/15/10	Aaa	1,005,000	1,006,176
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	5,000,000	5,057,450
			18,056,820

Minnesota (1.0%)
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A-	1,250,000	1,256,588
Martin Cnty., Hosp. Rev. Bonds (Fairmont Cmnty. Hosp.
Assn.), 6 5/8s, 9/1/22	BBB-/P	4,010,000	4,206,290
MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran), 6s, 2/1/27	A3	875,000	929,469
MN State Higher Ed. Fac. Auth. VRDN (St. Olaf College)
Ser. 5-M1, 3.91s, 10/1/32	VMIG1	1,700,000	1,700,000
Ser. 5-M2, 3.91s, 10/1/20	VMIG1	3,525,000	3,525,000
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser.
H, 4.3s, 1/1/13	Aa1	670,000	664,828
			12,282,175

Mississippi (0.3%)
MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. G, GNMA Coll., FNMA Coll., 6.7s, 11/1/29	Aaa	620,000	633,770
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	2,355,000	2,414,487
Ser. B, GNMA Coll., FNMA Coll., 5 1/2s, 6/1/36	Aaa	1,295,000	1,335,404
			4,383,661

Missouri (3.1%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A

5 1/2s, 6/1/32	A+	3,250,000	3,389,360
5 1/2s, 6/1/27	A+	3,250,000	3,389,360
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U.), Ser. A, 5s, 2/15/33	Aaa	9,500,000	9,737,500
MO State Rev. Bonds (U. Auxiliary Enterprise Sys.),
Ser. A, XLCA, 5s, 4/1/26	Aaa	2,965,000	3,080,665
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth.
Syst.)
5 1/4s, 5/15/32	Aa2	4,050,000	4,160,646
5 1/4s, 5/15/17	Aa2	1,000,000	1,045,540
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA Coll.,
6 1/2s, 9/1/29	AAA	215,000	222,854
(Single Fam. Mtge.), Ser. B-2, GNMA Coll., FNMA Coll.,
6.4s, 9/1/29	AAA	515,000	527,087
(Single Fam. Home Ownership Loan), Ser. B, GNMA Coll.,
FNMA Coll., 5.8s, 9/1/35	AAA	2,285,000	2,404,917
(Single Fam. Homeowner Loan), Ser. C, GNMA Coll., FNMA
Coll., 5.6s, 9/1/35	AAA	910,000	949,403
MO State Hsg. Dev. Comm. Single Fam. Mtge. Rev. Bonds
(Home Ownership Loan), Ser. B, GNMA Coll., FNMA Coll.
3.85s, 9/1/10	AAA	140,000	137,628
3.6s, 9/1/09	AAA	155,000	152,846
MO State Pub. Bldg. Board Rev. Bonds, Ser. A, 5s,
10/15/19	Aa1	10,000,000	10,408,800
			39,606,606

Montana (0.1%)
MT Fin. Auth. Hosp. Fac. Rev. Bonds (St. Peters
Hosp.), 5s, 6/1/28	A3	1,810,000	1,835,340

Nevada (0.6%)
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB/P	1,745,000	1,798,345
Fernley, G.O. Bonds (Wtr. & Swr.), FSA, 4 5/8s, 2/1/32	Aaa	5,345,000	5,195,661
Washoe Cnty., Arpt. Auth. Rev. Bonds, FSA, 5s, 7/1/11	Aaa	500,000	518,080
			7,512,086

New Hampshire (0.7%)
NH Higher Ed. & Hlth. Fac. Auth. Rev. Bonds (Lakes
Region Hosp. Assn.), 6 1/4s, 1/1/18 (Prerefunded)	BB-/P	2,600,000	2,681,588
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds (Lakes
Region Hosp. Assn.), 5 3/4s, 1/1/08 (Prerefunded)	BB-/P	375,000	378,506
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Hlth. Care
Syst.-Covenant Hlth.), 6 1/8s, 7/1/31	A	4,000,000	4,265,720
NH State Hsg. Fin. Auth. Single Family Rev. Bonds
(Mtge. Acquisition), Ser. C, 5.85s, 1/1/35	Aa2	1,750,000	1,816,833
			9,142,647

New Jersey (4.5%)
Middlesex Cnty., Impt. Auth. Lease Rev. Bonds (Perth
Amboy Muni. Complex), FGIC, 5s, 3/15/31	Aaa	3,500,000	3,600,975
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, 7 1/4s, 11/15/31
(Prerefunded)	AAA/P	2,150,000	2,435,821
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	7,300,000	7,509,364
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	8,000,000	8,286,080
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(South Jersey Hosp.), 6s, 7/1/12	Baa1	5,000,000	5,207,350
(Atlantic City Med.), 5 3/4s, 7/1/25	A+	280,000	293,952
(Atlantic City Med.), 5 3/4s, 7/1/25 (Prerefunded)	A+	220,000	237,151
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	17,860,000	7,982,706
NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans.
Syst.)
Ser. B, MBIA, 6 1/2s, 6/15/10	Aaa	6,250,000	6,694,125
Ser. A, 5 5/8s, 6/15/14 (Prerefunded)	Aaa	3,000,000	3,281,550
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded)	AAA	2,000,000	2,283,280
6 3/8s, 6/1/32 (Prerefunded)	AAA	1,775,000	1,978,380
6 1/8s, 6/1/42 (Prerefunded)	AAA	1,600,000	1,750,768
Ser. 1A, 4 1/2s, 6/1/23	BBB	5,025,000	4,869,275
			56,410,777

New Mexico (0.1%)
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. B-2, GNMA Coll., FNMA Coll., FHLMC Coll., 6.1s,
7/1/29	AAA	1,010,000	1,019,272
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	645,000	657,707
			1,676,979

New York (15.3%)
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds,
Ser. D, MBIA, 5s, 9/1/20	Aaa	500,000	525,070
Metro. Trans. Auth. Rev. Bonds, Ser. B, MBIA, 5s,
11/15/28	Aaa	500,000	515,340
Nassau Cnty., Hlth. Care Syst. Rev. Bonds, FSA
6s, 8/1/15 (Prerefunded)	Aaa	5,000,000	5,310,600

6s, 8/1/14 (Prerefunded)	Aaa	4,410,000	4,683,949
NY City, G.O. Bonds
Ser. B, MBIA, 6 1/2s, 8/15/10	Aaa	13,235,000	14,229,346
Ser. B, 5 1/2s, 12/1/12	AA	6,475,000	6,858,126
Ser. G, 5 1/4s, 8/1/16	AA	625,000	671,625
Ser. M, 5s, 4/1/24	AA	7,725,000	7,959,222
Ser. J/J-1, 5s, 6/1/21	AA	250,000	260,010
Ser. I-1, 5s, 4/1/19	AA	75,000	78,286
NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball
Stadium - Pilot)
5s, 1/1/25	Aaa	3,000,000	3,138,390
AMBAC, 5s, 1/1/23	Aaa	300,000	314,790
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Polytechnic U.), 6s, 11/1/20 (Prerefunded)	BB+	4,250,000	4,561,313
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I LLC), Ser. A, 6s, 7/1/27	Baa3	11,500,000	11,781,750
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	BB+	200,000	196,140
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. D, 5s, 6/15/37	AA+	10,850,000	11,150,328
Ser. B, AMBAC, 5s, 6/15/28	Aaa	7,000,000	7,268,520
NY City, State Dorm. Auth. Lease Rev. Bonds (Court
Fac.), 6s, 5/15/39 (Prerefunded)	AA-	2,800,000	2,985,780
NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6s, 7/1/20	AA-	10,900,000	12,529,114
(State U. Edl. Fac.), MBIA, 6s, 5/15/16 (Prerefunded)	Aaa	7,500,000	8,001,825
(State U. Edl. Fac.), MBIA, 6s, 5/15/15 (Prerefunded)	Aaa	7,000,000	7,468,370
(U. Syst. Construction), Ser. A, 5 3/4s, 7/1/18	AA-	12,485,000	13,786,062
(State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19	AA-	23,100,000	25,154,976
(North Shore Long Island Jewish Group), 5 3/8s, 5/1/23
(Prerefunded)	Aaa	2,000,000	2,143,600
(Brooklyn Law School), Ser. B, XLCA, 5 3/8s, 7/1/22	Aaa	1,000,000	1,062,190
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s,
7/1/19	Aaa	285,000	309,319
NY State Dorm. Auth. Cap. Appn. Rev. Bonds (State U.),
Ser. B, MBIA, zero %, 5/15/09	Aaa	23,000,000	21,416,450
NY State Energy Research & Dev. Auth. Fac. Mandatory
Put Bonds, 4.7s, 10/01/12	A1	500,000	500,275
NY State Hwy. & Bridge Auth. Rev. Bonds, Ser. B, FGIC,
5 1/2s, 4/1/10 (Prerefunded)	Aaa	1,500,000	1,564,050
NY State Thruway Auth. State Personal Income Tax Rev.
Bonds, Ser. A, 5s, 3/15/21	AAA	3,250,000	3,408,568
Port Auth. NY & NJ Rev. Bonds (Kennedy Intl. Arpt. -
4th Installment), 6 3/4s, 10/1/11	BB+/P	75,000	76,036
Port Auth. NY & NJ Construction Rev. Bonds, FGIC,
4 3/4s, 10/15/28	Aaa	10,000,000	10,007,100
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	2,200,000	2,229,678
			192,146,198

North Carolina (4.1%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. C, MBIA, 7s, 1/1/13	Aaa	11,680,000	12,869,258
Ser. D, 6 3/4s, 1/1/26	Baa2	5,000,000	5,336,050
AMBAC, 6s, 1/1/18	Aaa	7,000,000	8,028,020
Ser. A, 5 3/4s, 1/1/26	Baa2	5,000,000	5,185,550
NC Hsg. Fin. Agcy. Rev. Bonds (Homeownership), Ser.
26, Class A, 5 1/2s, 1/1/38	Aa2	1,000,000	1,046,020
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(United Methodist Home), 7 1/8s, 10/1/23 (Prerefunded)	BB+/P	3,000,000	3,233,430
(First Mtge.-Forest at Duke), 6 3/8s, 9/1/32	BB+/P	3,000,000	3,125,730
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.)
Ser. B, 6 1/2s, 1/1/20	A3	10,000,000	10,635,600
Ser. A, 5 1/2s, 1/1/13	A3	200,000	210,724
U. of NC Syst. Pool Rev. Bonds, Ser. A, MBIA, 5s,
10/1/26	Aaa	1,530,000	1,598,972
			51,269,354

Ohio (1.6%)
Cleveland, Parking Fac. Rev. Bonds, FSA, 5 1/4s,
9/15/22	Aaa	600,000	658,140
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	Aa3	3,000,000	3,238,830
Franklin Cnty., Rev. Bonds (Online Computer Library
Ctr.), 5s, 4/15/11	A	500,000	509,780
Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med.
Ctr.)
5 1/4s, 5/15/21	A-	1,000,000	1,037,230
5 1/4s, 5/15/18	A-	500,000	517,880
Midview, Local School Dist. COP (Elementary School
Bldg. Fac.), 5 1/4s, 11/1/30	A	3,500,000	3,613,470
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon
College)
5.05s, 7/1/16	A+	1,000,000	1,047,070
4.95s, 7/1/15	A+	5,000,000	5,193,750
OH State Higher Edl. Fac. Rev. Bonds (Case Western
Reserve U.), 5 1/2s, 10/1/22 (Prerefunded)	AA-	1,000,000	1,069,710
OH State Wtr. Dev. Auth. Poll. Control Fac. Rev.
Bonds, 6.1s, 8/1/20	Baa2	3,250,000	3,319,030
U. of Cincinnati Rev. Bonds, Ser. D, AMBAC, 5s, 6/1/23	Aaa	500,000	517,375

			20,722,265

Oklahoma (1.2%)
Grand River Dam Auth. Rev. Bonds, Ser. A, FSA, 5s,
6/1/12	Aaa	3,750,000	3,920,513
OK Dev. Fin. Auth. Rev. Bonds (St. John Hlth. Syst.),
5s, 2/15/16	Aa3	1,500,000	1,557,330
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeowner Loan), Ser. D-2, GNMA Coll., FNMA Coll.,
7.1s, 9/1/26	Aaa	520,000	532,147
(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA
Coll., 5.7s, 9/1/35	Aaa	1,430,000	1,484,469
(Homeownership Loan), Ser. B, 4.2s, 9/1/25	Aaa	840,000	827,392
OK State Cap. Impt. State Facs. Auth. VRDN (Higher
Ed.), Ser. D-2, CIFG, 3.90s, 7/1/32	VMIG1	200,000	200,000
OK State Indl. Dev. Auth. Rev. Bonds (Hlth. Syst.),
Ser. A, MBIA
5 3/4s, 8/15/29	Aaa	3,470,000	3,615,636
5 3/4s, 8/15/29 (Prerefunded)	Aaa	2,530,000	2,650,327
			14,787,814

Oregon (0.7%)
OR State G.O. Bonds (Veterans Welfare), Ser. 81,
5 1/4s, 10/1/42	Aa3	6,335,000	6,456,569
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Fam. Mtge.), Ser. J, 4.7s, 7/1/30	Aa2	2,255,000	2,258,315
			8,714,884

Pennsylvania (3.9%)
Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, MBIA
5 1/2s, 12/1/30 (Prerefunded)	Aaa	850,000	898,722
5 1/2s, 12/1/30	Aaa	150,000	157,521
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	4,650,000	4,772,807
Greater Johnstown, School Dist. G.O. Bonds, Ser. B,
MBIA, 5 1/2s, 8/1/17	Aaa	1,250,000	1,324,925
Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Gen. Hosp.), 5 1/2s, 3/15/26 (Prerefunded)	AA-	2,000,000	2,161,900
(Gen. Hosp.), 5.15s, 3/15/20 (Prerefunded)	AA-	50,000	53,096
(Lancaster General Hosp.), Ser. A, 5s, 3/15/26	Aa3	3,775,000	3,826,869
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	2,000,000	2,051,120
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 6s, 1/1/43 (Prerefunded)	BBB+	2,125,000	2,351,716
PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A ,
6 1/4s, 11/1/31	A3	1,000,000	1,060,140
PA Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds,
Ser. A, 6.4s, 1/1/09	BB-/F	8,800,000	8,850,512
PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), FSA, 5 1/4s, 6/1/25
(Prerefunded)	Aaa	9,280,000	9,879,395
Philadelphia Auth. for Indl. Dev. Rev. Bonds, Ser. B,
FSA, 5 1/4s, 10/1/10	Aaa	1,485,000	1,544,430
Philadelphia, G.O. Bonds, CIFG, 5s, 8/1/23	Aaa	6,000,000	6,239,400
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst.), 7 1/4s, 7/1/10 (In default)
(NON)	D/P	5,430,134	10,860
Philadelphia, Wtr. & Waste Wtr. Rev. Bonds
Ser. B, FGIC, 5 1/4s, 11/1/14	Aaa	500,000	529,910
Ser. A, FSA, 5s, 7/1/24	Aaa	3,000,000	3,107,850
York Cnty., G.O. Bonds, AMBAC, 5s, 6/1/21	Aaa	485,000	502,523
			49,323,696

Puerto Rico (1.3%)
Children's Trust Fund Tobacco Settlement Rev. Bonds
5 1/2s, 5/15/39	BBB	750,000	780,383
5 3/8s, 5/15/33	BBB	250,000	259,110
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds
Ser. AA, 5s, 12/1/16	BBB-	3,095,000	3,229,385
Ser. B, 5s, 12/1/13	BBB-	250,000	259,698
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. B, MBIA, 5 7/8s, 7/1/35 (Prerefunded)	AAA	3,240,000	3,453,419
Ser. K, 5s, 7/1/17	BBB+	2,900,000	3,012,172
Ser. K, 5s, 7/1/13	BBB+	500,000	519,910
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	250,000	268,483
PR Indl. Tourist Edl. Med. & Env. Control Facs. Rev.
Bonds (Auxilio Mutuo Oblig. Group), Ser. A, MBIA,
6 1/4s, 7/1/16	Aaa	3,800,000	3,805,928
PR Muni. Fin. Agcy. G.O. Bonds, Ser. A
5 1/4s, 8/1/24	Baa3	750,000	786,143
5s, 8/1/10	Baa3	250,000	256,063
			16,630,694

Rhode Island (0.4%)
RI State COP (Howard Ctr. Impt.), MBIA, 5 3/8s, 10/1/16	Aaa	5,000,000	5,068,150

South Carolina (1.2%)
Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med.

Ctr.), Ser. A, FSA, 5 1/4s, 11/1/23	Aaa	2,500,000	2,633,225
Greenwood Cnty., Hosp. Rev. Bonds (Memorial Hosp.),
5 1/2s, 10/1/26	A2	2,000,000	2,072,340
Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev.
Bonds, 5 1/2s, 5/1/37	A+	1,000,000	1,044,970
SC Hsg. Fin. & Dev. Auth. Mtge. Rev. Bonds, Ser. A-2,
AMBAC, 5s, 7/1/35	Aaa	1,885,000	1,918,421
SC Tobacco Settlement Rev. Mgmt. Auth. Rev. Bonds,
Ser. B, 6 3/8s, 5/15/30	BBB	7,000,000	7,949,480
			15,618,436

South Dakota (1.1%)
Brookings, COP, AMBAC, 5 1/4s, 12/1/19	Aaa	3,445,000	3,568,331
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4.55s, 5/1/18	AAA	1,000,000	1,008,910
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Sioux Valley Hosp. & Hlth. Syst.), Ser. A, 5 1/2s,
11/1/31	AA-	1,500,000	1,568,790
(Sanford Hlth.), 5s, 11/1/27	AA-	2,500,000	2,530,800
(Sanford Hlth.), 5s, 11/1/21	AA-	1,260,000	1,288,388
Will Cnty., Cmnty. Construction G.O. Bonds (School
Dist. No. 30-C Troy Twp.), Ser. B, FSA, 5 1/4s, 2/1/19	Aaa	4,185,000	4,442,378
			14,407,597

Tennessee (1.0%)
Elizabethton, Hlth. & Edl. Fac. Board Rev. Bonds
(Hosp. Ref. & Impt.), Ser. B, 8s, 7/1/33	Baa1	3,000,000	3,463,110
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/25	Baa1	5,000,000	5,744,776
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds (Federal
Express Corp.), 5.05s, 9/1/12	Baa2	2,000,000	2,064,860
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded)	AAA	310,000	344,847
6 1/2s, 9/1/26 (Prerefunded)	AAA	190,000	211,358
Sullivan Cnty., Hlth. Edl. & Hsg. Hosp. Fac. Board
Rev. Bonds (Wellmont Hlth. Syst.), Ser. C, 5s, 9/1/22	BBB+	940,000	947,501
			12,776,452

Texas (9.8%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A, 5 7/8s, 11/15/18	BB-/P	4,250,000	4,296,665
Aldine, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG
5s, 2/15/25	Aaa	2,000,000	2,067,760
5s, 2/15/24	Aaa	2,000,000	2,070,920
Brazoria Cnty., Brazos River Harbor Naval Dist. VRDN
(Dow Chemical Co.), Ser. A-3, 5 1/8s, 5/15/33	A3	1,070,000	1,057,085
Dallas, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/21	Aaa	12,500,000	12,835,625
Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds,
Ser. A, PSFG, 5s, 2/15/29	Aaa	1,035,000	1,059,509
Gateway, Pub. Fac. Corp. Rev. Bonds (Stonegate Villas
Apt.), FNMA Coll., 4.55s, 7/1/34	Aaa	1,500,000	1,526,055
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds
(Memorial Hermann Hlth. Care Syst.), Ser. A, 5 1/4s,
12/1/18	A+	950,000	992,589
Houston, Wtr. & Swr. Rev. Bonds (Jr. Lien), FSA, 5s,
12/1/30 (Prerefunded)	Aaa	1,000,000	1,046,160
Laredo, Intl., Toll Bridge Rev. Bonds, Ser. B, FSA,
5s, 10/1/16	Aaa	750,000	792,983
Leander, Indpt. School Dist. G.O. Bonds, PSFG, zero %,
8/15/13	AAA	10,850,000	8,370,992
Mission Cons. Indpt. School Dist. G.O. Bonds, PSFG,
5s, 2/15/23	Aaa	840,000	871,492
Northside Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/24	Aaa	1,705,000	1,754,189
Pflugerville, Indpt. School Dist. G.O. Bonds, PSFG,
5s, 2/15/29	Aaa	5,000,000	5,118,400
Plano, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/29	Aaa	1,705,000	1,745,374
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	2,500,000	2,604,400
Spring, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/24	Aaa	500,000	514,425
TX State G.O. Bonds (Trans. Comm. Mobility Fund)
Ser. A, 5s, 4/1/33	Aa1	10,000,000	10,278,800
4 3/4s, 4/1/27	Aa1	5,000,000	5,022,900
TX State Rev. Bonds, 6.2s, 9/30/11	Aa1	20,800,000	22,199,632
TX State Affordable Hsg. Corp. Single Fam. Mtge. Rev.
Bonds (Professional Ed. Home Loan), Ser. A-3, FHLMC
Coll., GNMA Coll., FNMA Coll., 5.6s, 2/1/39	Aaa	2,000,000	2,104,700
TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines
Co.), 7 3/8s, 10/1/20	Aa1	6,500,000	8,265,530
TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk.
Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	Aaa	1,000,000	1,054,960
TX State, Trans. Comm. Rev. Bonds, 5s, 4/1/26	AAA	7,585,000	7,867,086
Victoria, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, 5s, 2/15/24	Aaa	3,375,000	3,513,375
Waco, Hlth. Fac. Dev. Corp. Mtge. Rev. Bonds
(Hillcrest Hlth. Care Syst.), Ser. A, MBIA, FHA Insd.,

5s, 8/1/31	Aaa	7,500,000	7,658,775
West Harris Cnty., Regl. Wtr. Auth. Syst. Rev. Bonds,
AMBAC, 5s, 12/15/24	Aaa	2,040,000	2,114,542
White Settlement, Indpt. School Dist. G.O. Bonds
(School Bldg.), PSFG
zero %, 8/15/16	AAA	2,060,000	1,379,479
zero %, 8/15/15	AAA	1,595,000	1,120,583
zero %, 8/15/13	AAA	2,775,000	2,140,968
			123,445,953

Utah (2.0%)
Intermountain Power Agency Rev. Bonds (UT State Pwr.
Supply), Ser. B, MBIA, 6 1/2s, 7/1/09	Aaa	19,065,000	20,042,081
Salt Lake City, Hosp. Rev. Bonds (IHC Hosp. Inc.),
Ser. A, 8 1/8s, 5/15/15 (Prerefunded)	AAA	5,000,000	5,709,250
			25,751,331

Vermont (0.2%)
VT Hsg. Fin. Agcy. Rev. Bonds
Ser. 22, FSA, 5s, 11/1/34	Aaa	890,000	903,003
(Single Fam.), Ser. 23, FSA, 5s, 5/1/34	Aaa	1,050,000	1,067,294
			1,970,297

Virgin Islands (0.3%)
VI Pub. Fin. Auth. Rev. Bonds, FGIC
5s, 10/1/24	Aaa	250,000	262,045
5s, 10/1/23	Aaa	3,000,000	3,149,190
			3,411,235

Virginia (3.4%)
Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United
Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	4,000,000	4,217,080
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, FSA,
5.929s, 8/23/27	Aaa	20,000,000	22,811,200
Stafford Cnty., Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Medicorp Hlth. Syst.), 5 1/4s, 6/15/24	A3	3,040,000	3,151,872
VA State Res. Auth. Rev. Bonds (Clean Wtr. Revolving
Fund), 4 3/4s, 10/1/27	Aaa	11,850,000	12,022,062
			42,202,214

Washington (2.1%)
Cowlitz Cnty., Pub. Util. Rev. Bonds (Dist. No. 1
Production Syst.), FGIC
5s, 9/1/25	Aaa	695,000	715,162
5s, 9/1/24	Aaa	615,000	633,216
Everett, Pub. Fac. Dist. Ltd. Sales Tax & Interlocal
Rev. Bonds, Ser. A
5s, 12/1/23	A	525,000	539,564
5s, 12/1/22	A	1,050,000	1,080,870
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	905,000	985,617
6 1/2s, 6/1/26	BBB	2,165,000	2,352,208
WA State G.O. Bonds
(Motor Vehicle Fuel), Ser. D, 5 1/4s, 1/1/17	Aa1	1,500,000	1,554,060
(Motor Vehicle Fuel), Ser. B, MBIA, 5s, 7/1/24	Aaa	5,270,000	5,445,649
Ser. A, FSA, 5s, 7/1/23	Aaa	10,035,000	10,381,609
WA State Hlth. Care Fac. Auth. Rev. Bonds (Kadlec Med.
Ctr.), Ser. A, 5s, 12/1/21	AAA	2,000,000	2,061,980
WA State Hsg. Fin. Comm. Rev. Bonds (Single Family
Program), Ser. 2A, GNMA Coll., FNMA Coll., 5s, 12/1/25	Aaa	1,210,000	1,233,522
			26,983,457

West Virginia (0.5%)
Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, MBIA, 5s, 6/1/29	Aaa	6,200,000	6,396,850

Wisconsin (1.2%)
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds, 6 3/8s, 6/1/32	BBB	10,615,000	11,564,618
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Ascension
Hlth. Credit), Ser. A, 5s, 11/15/31	Aa2	2,780,000	2,817,169
Wilmot, Unified High School Dist. G.O. Bonds, Ser. B,
FSA, 5s, 3/1/24	Aaa	1,000,000	1,041,930
			15,423,717

Total municipal bonds and notes (cost $1,180,918,964)			$1,230,852,642

PREFERRED STOCKS (1.0%)(a)
		Shares	Value

Charter Mac. Equity Trust 144A Ser. A, 6.625% cum. pfd.	BBB-/P	4,000,000	$4,163,600
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd.	A3	6,000,000	6,273,600
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B,
7 3/4s cum. pfd.	Baa1	2,000,000	2,147,880

Total preferred stocks (cost $12,000,000)			$12,585,080

CORPORATE BONDS AND NOTES (0.3%)(a) (cost $3,500,000)

		Principal amount	Value

GMAC Muni. Mtge. Trust 144A sub. notes Ser. A1-1,
4.15s, 2039	A3	$3,500,000	$3,476,900

TOTAL INVESTMENTS

Total investments (cost $1,196,418,964) (b)	$1,246,914,622

NOTES

(a) Percentages indicated are based on net assets of $1,258,618,173.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at  June 30, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,195,933,743, resulting in gross unrealized appreciation and depreciation of $61,379,598 and $10,398,719, respectively, or net unrealized appreciation of $50,980,879.

(NON) Non-income-producing security.

At June 30, 2007, liquid assets totaling $7,622,126 have been designated as collateral for open forward commitments.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Variable Rate Demand Notes (VRDN), Mandatory Put Bonds, Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2007.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at June 30, 2007 (as a percentage of net assets):

Health care	20.4%
State government	18.8
Utilities	18.4
Local government	13.9

The fund had the following insurance concentrations greater than 10% at June 30, 2007 (as a percentage of net assets):

MBIA	13.4%
FSA	10.9

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 29, 2007